UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SEMI-ANNUAL REPORT
September 30, 2011

www.StrategicLatinAmericaFund.com

Strategic Latin America Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Strategic Latin America Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Strategic Latin America Fund
Fund Expenses – September 30, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 4/1/11 to 9/30/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/11	9/30/11	4/1/11 – 9/30/11

Actual Performance	$1,000.00	$744.00	$7.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.04	$9.10

* Expenses are equal to the Fund’s annualized expense ratio of 1.80% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.
Assumes all dividends and distributions were reinvested.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS – 42.3%
	BRAZIL – 15.5%
	Banco Cruzeiro do Sul S.A.
500,000	7.00%, 7/08/2013	$484,752
385,000	8.50%, 2/20/2015	350,350
	Banco Fibra S.A.
300,000	5.13%, 4/29/2013	294,309
	Banco Industrial e Comercial S.A.
800,000	6.25%, 1/20/2013	814,000
200,000	5.25%, 10/25/2015	187,430
	JBS S.A.
1,200,000	10.50%, 8/4/2016	1,158,780
		3,289,621
	MEXICO – 25.3%
	Alestra S.A.
700,000	11.75%, 8/11/2014	768,250
	Cemex Finance LLC
1,300,000	9.50%, 12/14/2016^	956,449
	Controladora Mabe S.A. C.V.
400,000	6.50%, 12/15/2015	412,000
	Corp GEO S.A.B. de C.V.
850,000	8.88%, 9/25/2014	850,042
	Desarrolladora Homex S.A.B. de C.V.
500,000	7.50%, 9/28/2015^	490,000
	Financiera Independencia S.A.B. de C.V.
1,100,000	10.00%, 3/30/2015	1,029,875
	Grupo Petrotemex S.A. de C.V.
800,000	9.50%, 8/19/2014^	842,000
		5,348,616
	UNITED STATES – 1.5%
	Continental Airlines 2007-1 Class C Pass-Through Trust
329,354	7.34%, 4/19/2014^	321,120

	TOTAL CORPORATE BONDS
	(Cost $9,884,116)	8,959,357
Number of Shares		Value
	COMMON STOCKS – 50.6%
	CONSUMER DISCRETIONARY – 9.8%
27,000	Desarrolladora Homex S.A.B. de C.V. - ADR (Mexico)*	364,500
62,000	Ford Motor Co. (United States)*	599,540
35,000	Gafisa S.A. - ADR (Brazil)	201,950

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

Number of Shares		Value
	CONSUMER DISCRETIONARY (Continued)
49,000	Grupo Televisa S.A. - ADR (Mexico)	$901,110
		2,067,100
	CONSUMER STAPLES – 1.2%
84,000	Alicorp S.A. (Peru)	166,576
8,000	Cresud SACIF y A - ADR (Argentina)	86,560
		253,136
	ENERGY – 4.5%
2,000	Hess Corp. (United States)	104,920
30,000	Petroleo Brasileiro S.A. - ADR (Brazil)	673,500
5,000	YPF S.A. - ADR (Argentina)	171,050
		949,470
	FINANCIALS – 6.4%
3,000	BanColombia S.A. - ADR (Colombia)	167,100
81,000	Bank of America Corp. (United States)	495,720
12,951	Citigroup, Inc. (United States)	331,805
13,000	MetLife, Inc. (United States)	364,130
		1,358,755
	INDUSTRIALS – 9.1%
40,000	Delta Air Lines, Inc. (United States)*	300,000
157,000	Empresas ICA S.A.B. de C.V. - ADR (Mexico)*	697,080
60,000	Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	333,600
71,000	Grana y Montero S.A. (Peru)	139,517
2,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	99,440
17,000	Lan Airlines S.A. - ADR (Chile)	351,050
		1,920,687
	MATERIALS – 12.7%
433,804	Cemex S.A.B. de C.V. - ADR (Mexico)*	1,370,821
72,000	Cia Siderurgica Nacional S.A. - ADR (Brazil)	571,680
12,000	Fibria Celulose S.A. - ADR (Brazil)	90,840
17,000	Southern Copper Corp. (Peru)	424,830
10,000	Vale S.A. - ADR (Brazil)	228,000
		2,686,171
	TELECOMMUNICATION SERVICES – 4.7%
41,000	America Movil S.A.B. de C.V. - ADR (Mexico)	905,280
10,000	Tele Norte Leste Participacoes S.A. - ADR (Brazil)	95,300
		1,000,580

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

Number of Shares		Value
	UTILITIES – 2.2%
50,000	Empresa de Distribucion Electrica de Lima Norte S.A. (Peru)	$61,294
21,000	Enersis S.A. - ADR (Chile)	355,110
28,000	Luz del Sur SAA (Peru)	62,088
		478,492
	TOTAL COMMON STOCKS
	(Cost $16,530,940)	10,714,391

	EXCHANGE TRADED FUNDS – 6.3%
38,000	Financial Select Sector SPDR Fund - ETF (United States)	449,540
5,000	iShares MSCI All Peru Capped Index Fund - ETF (Peru)	175,350
7,000	iShares MSCI Brazil Index Fund - ETF (Brazil)	364,280
7,000	iShares MSCI Mexico Investable Market Index Fund - ETF (Mexico)	342,720
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $1,718,500)	1,331,890
Principal Amount		Value
	SHORT-TERM INVESTMENTS – 0.2%
$78,522	UMB Money Market Fiduciary (United States), 0.01%	78,522

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $78,522)	78,522

	TOTAL INVESTMENTS – 99.4%
	(Cost $28,212,078 )	21,084,160
	Other Assets in Excess of Liabilities – 0.6%	89,434
	TOTAL NET ASSETS –100.0%	$21,173,594

ADR – American Depositary Receipt

^ Callable
* Non-income Producing
See accompanying Notes to Financial Statements.

Strategic Latin America Fund
SUMMARY OF INVESTMENTS
As of September 30, 2011 (Unaudited)

Country	Percent of Total Net Assets
Mexico	47.4%
Brazil	27.6%
United States	14.2%
Peru	4.9%
Chile	3.3%
Argentina	1.2%
Colombia	0.8%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $28,212,078)	$21,084,160
Cash	58,750
Receivables:
Investment securities sold	391,921
Dividends and interest	137,166
Prepaid expenses	8,968
Total assets	21,680,965

LIABILITIES
Payables:
Investment securities purchased	472,083
Fund accounting fees	5,972
Transfer agent fees	5,169
Due to Advisor	4,892
Distribution fees - (Note 6)	4,757
Custody fees	1,403
Administration fees	1,378
Accrued other expenses	11,717
Total liabilities	507,371

NET ASSETS	$21,173,594

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$26,475,059
Accumulated net investment income	399,748
Accumulated net realized gain on investments	1,426,705
Net unrealized depreciation on investments	(7,127,918)
Net Assets	$21,173,594

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$21,173,594
Shares of beneficial interest issued and outstanding	2,629,787
Net asset value per share	$8.05
Maximum public offering price per share	$8.47

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENT OF OPERATIONS
For the Period April 1, 2011 through September 30, 2011
(Unaudited)

Investment Income
Income
Dividends (net of foreign withholding taxes of $4,894)	$126,845
Interest	385,260
Total income	512,105

Expenses
Advisory fee	141,846
Distribution fees - (Note 6)	32,238
Transfer agent fees	25,126
Fund accounting fees	21,503
Administration fees	17,632
Legal fees	12,841
Registration fees	12,563
Custody fees	10,714
Audit fees	7,521
Shareholder reporting fees	5,083
Chief compliance officer fees	4,513
Trustees fees and expenses	3,009
Offering costs	2,948
Insurance fees	549
Miscellaneous expenses	2,958

Total expenses	301,044
Advisory fee waived	(68,932)
Net expenses	232,112
Net investment income	279,993

Realized and Unrealized Gain (Loss) from Investments
Net realized gain on investments	517,191
Net realized loss on foreign currency transactions	(1,791)
Change in unrealized depreciation on investments	(6,658,773)
Net realized and unrealized loss on investments	(6,143,373)

Net Decrease in Net Assets from Operations	$(5,863,380)

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For the Period
	September 30, 2011	May 3, 2010*
	(Unaudited)	to March 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$279,993	$375,713
Net realized gain on investments	517,191	1,938,474
Net realized loss on foreign currency transactions	(1,791)	(1,191)
Change in unrealized depreciation on investments	(6,658,773)	(469,145)
Net increase from payments by affiliates (Note 3)	-	4,504
Net increase (decrease) in net assets resulting from operations	(5,863,380)	1,848,355

Distributions to Shareholders
From net investment income	-	(295,312)
From net realized gain	-	(1,027,298)
Total Distributions	-	(1,322,610)

Capital Transactions
Net proceeds from shares sold	69,150	25,290,686
Reinvestment of distributions	-	1,288,440
Cost of shares redeemed1	(46,757)	(90,290)
Net change in net assets from capital transactions	22,393	26,488,836

Total increase (decrease) in net assets	(5,840,987)	27,014,581

Net Assets
Beginning of period	27,014,581	-
End of period	$21,173,594	$27,014,581

Accumulated net investment income	$399,748	$119,755

Capital Share Transactions
Shares sold	7,347	2,509,640
Shares reinvested	-	125,947
Shares redeemed	(4,576)	(8,571)
Net increase	2,771	2,627,016

* Commencement of Operations
1 Net of redemption fees of $47, and $0, respectively.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the Period.	Six Months Ended		For the Period
	September 30, 2011		May 3, 2010*
	(Unaudited)		to March 31, 2011
Net asset value, beginning of period	$10.28		$10.00
Income from Investment Operations
Net investment income	0.11	1	0.17	1
Net realized and unrealized gain (loss) on investments	(2.34)		0.64	3
Total from investment operations	(2.23)		0.81

Net asset value, end of period	$8.05		$10.28

Total return 2	(25.60	)% 4	8.11	% 3,4

Ratios and Supplemental Data
Net assets, end of period	$21,173,594		$27,014,581

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.33	% 5	2.45	% 5
After fees waived and expenses absorbed	1.80	% 5	1.80	% 5
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	1.64	% 5	1.16	% 5
After fees waived and expenses absorbed	2.17	% 5	1.81	% 5

Portfolio turnover rate	226	% 4	273	% 4

*	Commencement of Operations
1	Calculated based on average shares outstanding for the period.
2	Does not include payment of maximum sales charge of 5.00%. If the sales charges were included, total return would be lower.
3
The Advisor reimbursed the Fund $4,504 for losses due to trading error. As of March 31, 2011, the reimbursement amount was less than $0.01 per share. This reimbursement had no impact to the Fund's total return.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Unaudited)

Note 1 – Organization
Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Unaudited) - Continued

The Fund incurred offering costs of approximately $32,605, which were amortized over a one-year period from May 3, 2010 (commencement of operations).

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Unaudited) - Continued

The Income Tax Statement requires management of the Fund to analyze all open tax years (2011), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Strategic Asset Management, Ltd (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.80% of the Fund's average daily net assets until July 31, 2012.

For the period April 1, 2011 through September 30, 2011, the Advisor waived $68,932 of its advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At September 30, 2011, the amount of these potentially recoverable expenses was $203,686.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. As of September 30, 2011, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

March 31, 2014	$134,754
March 31, 2015	$68,932

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Unaudited) - Continued

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period April 1, 2011 through September 30, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period April 1, 2011 through September 30, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At September 30, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$ 28,302,980

Gross unrealized appreciation	$ 1,632
Gross unrealized depreciation	(7,220,452)
Net unrealized depreciation	$ (7,218,820)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$ 1,096,030

Undistributed long-term capital gains	-

Tax accumulated earnings	$ 1,096,030

Accumulated capital and other losses	-

Unrealized depreciation	(534,115)

Total accumulated earnings	$ 561,915

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Unaudited) - Continued

The tax character of the distributions paid during the fiscal year ended March 31, 2011 was as follows:

Distributions paid from:	March 31, 2011

Ordinary Income	$ 1,322,610
Net long term capital gains	-

Total distributions paid	$ 1,322,610

Note 5 - Investment Transactions
For the period April 1, 2011 through September 30, 2011, purchases and sales of investments, excluding short-term investments, were $57,167,256 and $56,648,274, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the period April 1, 2011 through September 30, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Unaudited) - Continued

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$10,714,391	$ -	$ -	$10,714,391
Exchange Traded Funds	1,331,890	-	-	1,331,890
Corporate Bonds	5,803,637	3,155,720	-	8,959,357
Short-Term Investments	78,522	-	-	78,522
Total Investments, at Value	$17,928,440	$3,155,720	$ -	$ 21,084,160

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain debt securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities.  In this circumstance $3,155,720 of investment securities were classified as level 2 instead of level 1.

**The Fund did not hold any level 3 securities at September 30, 2011.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Unaudited) - Continued

Note 9 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 10 – Line of Credit
The Fund has an uncommitted $4,000,000 line of credit with UMBNA.  Borrowings under this arrangement bear interest at the greater of the federal funds rate plus 1.750% per annum or 2.000% per annum.  There are no borrowing activities for the period ended September 30, 2011.

Note 11 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the periods ended September 30, 2011, the Fund did not enter into any forward contracts.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions and there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Strategic Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on September 21-22, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Strategic Asset Management, Ltd. (the “Investment Advisor”) with respect to the Strategic Latin America Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. The Board considered a presentation made by representatives of the Investment Advisor at the meeting as well as information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund compared with returns of the Credit Suisse Latin America Corporate Bond Index and the MSCI EM Latin America IMI Index for the three-month, year-to-date and one-year periods ended August 31, 2011, and with a select group of comparable funds selected by MFAC (the “Peer Group”) for the three-month, year-to-date and one-year periods ended July 31, 2011.  With respect to the performance results of the Fund, the Board noted that the materials they reviewed indicated that the annualized total returns of the Fund were below the returns of both indices for all periods and were below the average returns of the Peer Group funds for all periods except for the three-month period.  In considering the Fund’s performance results, the Board noted certain observations made by the Investment Advisor, as follows: the Fund had commenced operations three days prior to the U.S. “flash crash” on May 6, 2010, and the ensuing volatility had affected the Fund’s performance; because the Fund invests predominantly in fixed income and equity Latin American securities, it would be more appropriate to compare the Fund’s performance to a blended index comprised 65% of the Credit Suisse Latin America Corporate Bond Index and 35% of the MSCI EM Latin America IMI Index; Morningstar’s categorization of the Fund in its “World Allocation” category, which is generally comprised of global equity funds, is not suitable; and as a fund investing in Latin American debt and equity securities, the Fund is rather unique, which makes selection of a meaningful peer group of funds difficult.

Strategic Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board considered the overall quality of services provided by Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) and the total expenses paid by the Fund (net of fee waivers by the Investment Advisor) were higher than the Fund’s Peer Group averages.  The Board noted, however, that the Investment Advisor was waiving a significant portion of its advisory fees with respect to the Fund because of the Fund’s low asset levels.  The Board noted that the Investment Advisor has no advisory clients other than the Fund and therefore they could not compare the Fund’s fees to the fees charged by the Investment Advisor to any other client. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, noting that the Investment Advisor was not currently realizing any profit with respect to the Fund. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

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Strategic Latin America Fund
a series of the Investment Managers Series Trust

Investment Advisor
Strategic Asset Management, Ltd
Calle Ayacucho No. 277
La Paz, Bolivia

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Strategic Latin America Fund	SLATX	461 418 733

Privacy Principles of the Strategic Latin America Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Strategic Latin America Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 716-7116 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 716-7116 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 716-7116. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Strategic Latin America Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-716-7116

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)      /s/ John P. Zader
John P. Zader, President

Date   November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ John P. Zader
John P. Zader, President

Date   November 23, 2011

By (Signature and Title)   /s/ Rita Dam
Rita Dam, Treasurer

Date   November 23, 2011